UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [ ]                        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Entrust Partners Offshore LLC

Address:  717 Fifth Avenue
          25th Floor
          New York, NY 10022

          Form 13F File Number:     028-05427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Zelenko

Title:    Chief Financial Officer/Chief Operating Officer

Phone:    (212) 888-1040

Signature, Place, and Date of Signing:

/s/ Jill Zelenko          New York, New York          May 5, 2010
----------------          ------------------          -----------
  [Signature]                [City, State]              [Date]

Report Type:

[  ]     13F HOLDINGS REPORT

[X]      13F NOTICE

[  ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name
28-  6444                     Entrust Capital Inc.
     ---------------          --------------------
[Repeat as necessary.]